Loans Payable - Schedule of Loan Outstanding (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total loans payable	$ 76,202	$ 75,586
Business Backer Credit Line [Member]
Total loans payable	0	7,362
Credit Line - BlueVine [Member]
Total loans payable	59,125	60,147
Credit Line - Fundbox [Member]
Total loans payable	$ 17,077	$ 8,077